Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.39500%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,121,459.64

Principal:
Principal Collections	$18,045,876.92
Prepayments in Full	$9,227,538.76
Liquidation Proceeds	$199,014.34
Recoveries	$47,295.04
Sub Total	$27,519,725.06
Collections	$28,641,184.70

Purchase Amounts:
Purchase Amounts Related to Principal	$217,208.81
Purchase Amounts Related to Interest	$883.17
Sub Total	$218,091.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,859,276.68

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,859,276.68
Servicing Fee	$445,339.08	$445,339.08	$0.00	$0.00	$28,413,937.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,413,937.60
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,413,937.60
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,413,937.60
Interest - Class A-3 Notes	$425,789.44	$425,789.44	$0.00	$0.00	$27,988,148.16
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$27,827,998.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,827,998.24
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$27,758,069.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,758,069.49
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$27,707,547.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,707,547.32
Regular Principal Payment	$25,401,145.93	$25,401,145.93	$0.00	$0.00	$2,306,401.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,306,401.39
Residual Released to Depositor	$0.00	$2,306,401.39	$0.00	$0.00	$0.00
Total		$28,859,276.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,401,145.93
Total					$25,401,145.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,401,145.93	$67.97	$425,789.44	$1.14	$25,826,935.37	$69.11
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$25,401,145.93	$19.52	$706,390.28	$0.54	$26,107,536.21	$20.06

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$302,335,699.02	0.8090332	$276,934,553.09	0.7410612
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$470,155,699.02	0.3613469	$444,754,553.09	0.3418244

Pool Information
Weighted Average APR	2.457%	2.453%
Weighted Average Remaining Term	34.93	34.10
Number of Receivables Outstanding	33,853	32,973
Pool Balance	$534,406,894.49	$506,536,191.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$497,142,430.03	$471,323,223.55
Pool Factor	0.3789130	0.3591517

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$35,212,968.01
Targeted Overcollateralization Amount	$61,781,638.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,781,638.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$181,064.10
(Recoveries)		84	$47,295.04
Net Loss for Current Collection Period			$133,769.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3004%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1507%
Second Prior Collection Period			0.1974%
Prior Collection Period			0.3971%
Current Collection Period			0.3084%
Four Month Average (Current and Prior Three Collection Periods)			0.2634%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2267	$9,358,904.53
(Cumulative Recoveries)			$1,623,151.46
Cumulative Net Loss for All Collection Periods			$7,735,753.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5485%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,128.32
Average Net Loss for Receivables that have experienced a Realized Loss			$3,412.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	362	$7,050,682.79
61-90 Days Delinquent	0.15%	37	$766,373.55
91-120 Days Delinquent	0.05%	9	$246,677.07
Over 120 Days Delinquent	0.08%	17	$419,937.34
Total Delinquent Receivables	1.67%	425	$8,483,670.75

Repossession Inventory:
Repossessed in the Current Collection Period		25	$455,787.96
Total Repossessed Inventory		43	$853,604.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1615%
Prior Collection Period			0.1684%
Current Collection Period			0.1911%
Three Month Average			0.1737%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2829%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer